Collaboration Arrangements	12 Months Ended
Sep. 30, 2015
Collaboration Arrangements [Abstract]
Collaboration Arrangements
12.   Collaboration Arrangements
Huahai agreement
In May 2013, the Company entered into strategic license and collaboration arrangement with Zhejiang Huahai Pharmaceutical Co., Ltd (“Huahai”) under which the Company granted Huahai and its affiliates an exclusive license for the research, development, manufacture, use or sale of ONS-3010 or ONS-1045 in China, including, the People’s Republic of China, Hong Kong, Macau and Taiwan. In addition, the Company granted Huahai a right and license under the Selexis Technology agreement to establish a production process for the products in the agreed territory and to market the products in the agreed territory pursuant to the relevant terms and conditions of the Company’s commercial license agreement with Selexis.
Under the terms of the arrangement, the Company has received $7,500,000 in upfront payments and non-substantive milestones and received $8,500,000 in substantive milestones. The Company determined that the deliverables under the Huahai arrangement were the exclusive license and the research and development services to be completed by the Company. Since the license did not have standalone value, the upfront and non-substantive milestones payments received have been deferred and are being recognized ratably on a straight line basis through December 2019, the expected date in which the research and development will be completed. Substantive milestones received under the Huahai arrangement are recognized upon achievement.
During the years ended September 30, 2014 and 2015, the Company recognized $1,076,979 and $1,175,580, respectively, of deferred revenues. For the years ended September 30, 2014 and 2015, the Company received and recognized $6,500,000 and $2,000,000 in substantive milestone payments, respectively. As of September 30, 2014 and 2015, deferred revenue included in the Company’s consolidated balance sheet related to the Huahai arrangement was $6,104,110 and $4,928,530, respectively.
IPCA agreements
License and Collaboration Agreement
In August 2013, the Company entered into a strategic license agreement with IPCA Laboratories Limited and its affiliates (“IPCA”) under which the Company granted IPCA a license for the research, development, manufacture, use or sale of the ONS-3010 and, by amendment in May 2014, the ONS-1045 biosimilar product candidates with respect to India, Sri-Lanka, and Myanmar, and non-exclusive with respect to Nepal and Bhutan, or collectively, the agreed territory. In addition, the Company granted IPCA a right and license under the Selexis Technology to enable IPCA to establish an exclusive production process for the products in its agreed territory and to exclusively market the products in the agreed territory. The Company also agreed not to amend or terminate its rights under its commercial license agreement with Selexis without IPCA’s prior written consent.
Pursuant to the agreement, the Company agreed to continue the non-clinical and clinical development of each of ONS-3010 and ONS-1045 and corresponding products around the world and to develop and commercialize such products through Phase 3 clinical trials and regulatory approval in the United States and European Union. These obligations continue until termination of the agreement or the individual development programs or upon final regulatory approval of the last product for such biosimilars in the United States or European Union. The Company agreed to provide IPCA with a pre-IND package as submitted to EMEA and FDA, as well as perform preclinical development and characterization of ONS-3010 and ONS-1045 so as to enable IPCA to file an IND to conduct clinical trials and to perform clinical trials.
Under the terms of the agreement, the Company has received upfront and non-substantive milestone payments of $2,400,000, and received $1,000,000 in regulatory milestone payments. In addition, the Company is eligible to receive royalties at a low double-digit percentage rate of annual net sales of products by IPCA and its affiliates in the agreed territory. For each of ONS-3010 and ONS-1045, IPCA agreed to fund a portion of the global costs associated with the Phase 3 clinical trials.
The Company determined that the deliverables under the IPCA arrangement were the exclusive license and the research and development services to be completed by the Company. Since the license did not have standalone value, the upfront and non-substantive milestones payments received have been deferred and are being recognized ratably on a straight line basis through December 2019, the expected date in which the research and development will be completed. Substantive milestone payments received under the IPCA arrangement are recognized upon achievement. Cost reimbursements from IPCA related to the global costs associated with the Phase 3 clinical trials are recognized when payments are received and recorded as a reduction in research and development expense.
During the years ended September 30, 2014 and 2015, the Company recognized deferred revenues of  $189,472 and $402,377, respectively. For each of the years ended September 30, 2014 and 2015, the Company received and recognized a $500,000 substantive milestone payment. As of September 30, 2014 and 2015, deferred revenue included in the Company’s consolidated balance sheets was $994,739 and $1,792,362, respectively.
Strategic Collaboration and Non-Exclusive License Agreement
In January 2014, the Company entered into a strategic collaboration and license agreement with IPCA to assist IPCA in establishing its research, development and manufacturing capabilities for monoclonal antibodies and biologics, including, in part, through collaborative development, manufacture and commercialization of ONS-1050 in the agreed territory (as specified below). Under the agreement, the Company granted IPCA and its affiliates a non-exclusive license in the agreed territory for the research, development, manufacture, use or sale of ONS-1050. The Company also agreed to assist IPCA with its research and development program. The agreed territory for ONS-1050 includes the Republics of India, Sri-Lanka, and Myanmar, Nepal and Bhutan, while the agreed territory for any product candidates developed independent of the Company’s involvement is global without geographical restriction. Any further collaboration between for such independently developed product candidates will be the subject of a separate written agreement if required by IPCA.
Under the terms of the agreement, the Company receives development payments and commercialization fees. In addition, the Company is eligible to receive royalties from IPCA at a mid-single digit rate on annual net sales of ONS-1050 commercialized by IPCA and its affiliates in the agreed territory.
The Company accounts for the agreement with IPCA as a research and development services arrangement and recognizes revenue under the proportional performance model. For the years ended September 30, 2014 and 2015, the Company recognized revenue of  $750,000 and $800,000, respectively.
Liomont agreement
In June 2014, the Company entered into a strategic license agreement with Laboratorios Liomont, S.A. (“Liomont”), under which the Company granted Liomont and its affiliates an exclusive, sublicenseable license in Mexico for the research, development, manufacture, use or sale of the ONS-3010 and ONS-1045 biosimilar product candidates in Mexico. In addition, the Company granted Liomont a non-exclusive right and license under the Selexis Technology and related intellectual property to enable Liomont to distribute, market and commercialize the products in Mexico. The Company also agreed not to amend or terminate its rights under the commercial agreement with Selexis without Liomont’s prior written consent.
Under the terms of the agreement, the Company has received $1,500,000 of upfront payments and $500,000 in non-substantive milestone payments and is eligible to receive up to $3,500,000 in future substantive milestone payments. For each of ONS-3010 and ONS-1045, Liomont agreed to fund a portion of the global costs for Phase 3 clinical trials. The Company is eligible to receive tiered royalties at upper single-digit to low double-digit percentage rates of annual net sales of products by Liomont and its affiliates in Mexico.
The Company determined that the deliverables under the Liomont arrangement were the exclusive license and the research and development services to be completed by the Company. Since the license did not have standalone value, the upfront payments received have been deferred and are being recognized ratably on a straight line basis through December 2019, the expected date in which the research and development will be completed. Cost reimbursements from Liomont related to the global costs associated with the Phase 3 clinical trials are recognized when payments are received and recorded as a reduction in research and development expense.
During the years ended September 30, 2014 and 2015, the Company recognized deferred revenue of  $34,091 and $341,280, respectively. As of September 30, 2014 and 2015, deferred revenue included in the Company’s consolidated balance sheets was $715,909 and $1,624,629, respectively.